Expense Example - Direxion Daily Robotics Artificial Intelligence Automation Index Bull 2X Shares - Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	1 Year	3 Years	5 Years	10 Years
USD ($)	134	433	754	1,663